1. OPERATING CONTEXT (Details Narrative) - R$ / shares	Jan. 13, 2020	Jul. 17, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 23, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Number of shares issued			1,258,841,654	1,458,752,601	199,910,947	1,258,841,654
Share price			R$ 5.00		R$ 5.00
Eletrobras [Member] | Events After Reporting Period [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest in total share capital	49.00%
Light S.A. ('Light') [Member]
Disclosure of subsidiaries [line items]
Number of shares issued		33,333,333
Share price		R$ 18.75
Description of percentage of equity interest in total share capital		With the settlement of the restricted offering, the Company’s equity interest in the total share capital of Light was reduced from 49.99% to 22.58%
Intial Public Offering [Member] | Light S.A. ('Light') [Member]
Disclosure of subsidiaries [line items]
Number of shares issued		100,000,000